Schedule of share capital (Details) - USD ($)		2 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
		May 31, 2024		Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Feb. 23, 2024	Jan. 29, 2024	Jan. 28, 2024	Sep. 23, 2022	Apr. 20, 2022	Apr. 19, 2022
IfrsStatementLineItems [Line Items]
Issued and fully paid, ordinary shares amount				$ 1	$ 1
Issued and fully paid, ordinary shares				1	1
Issued and fully paid, amount				$ 1	$ 1
Number of ordinary per share				$ 1	$ 1
Total Issued Share Capital				$ 1	$ 1
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Issued and fully paid, ordinary shares						46,698,702	46,698,702	45,101,192
Issued and fully paid, ordinary shares amount						$ 11,089,838	$ 11,089,838	$ 10,865,233
Issuance of shares during the financial year, shares							140,040	22,770
Issuance of shares during the financial year							$ 2,441,769	$ 224,605
Subdivision of shares during the financial year, shares							11,203,256	1,574,740
Issued and fully paid, ordinary shares							58,041,998	46,698,702
Issued and fully paid, ordinary shares amount							$ 13,531,607	$ 11,089,838
Issued and fully paid, ordinary shares							58,041,998	46,698,702	58,041,998	46,838,742	46,698,702	46,698,702	45,123,962	45,101,192
Total Issued Share Capital							$ 13,531,607	$ 11,089,838
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Issued and fully paid, ordinary shares					58,041,998	46,698,702
Issued and fully paid, ordinary shares amount			[1]		$ 13,531,607	$ 11,089,838
Issued and fully paid, ordinary shares		1
Issued and fully paid, amount	[2]
Issued and fully paid, ordinary shares					58,041,998	46,698,702
Number of ordinary per share		$ 0.00001
Total Issued Share Capital			[1]		$ 13,531,607	$ 11,089,838
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Issued and fully paid, ordinary shares amount						$ 10,000	10,000
Issuance of shares during the financial year							2,500,000
Issued and fully paid, ordinary shares amount							52,177,041	10,000
Authorised Share capital 2 000 000 000 no par value Ordinary Shares no-par value
Issued Share Capital 63 916 115 Ordinary Shares no-par value							54,677,041	10,000
Share issue costs							(2,500,000)
Total Issued Share Capital							$ 52,177,041	$ 10,000

[1]	represent an amount of USD0.00001.
[2]	represent an amount of USD